Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Registrant Name	FaZe Holdings Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Central Index Key	0001839360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE